Advances for Vessels under Construction and related costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 31,898
Balance at end of year	0	$ 31,898
Advances for vessels under construction and acquisitions
Balance at beginning of year	31,898	0
Advances for vessels under construction and related costs	45,198	265,565
Vessels delivered	(77,096)	(233,667)
Balance at end of year	$ 0	$ 31,898